UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     July 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $256,233 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     7853    82798 SH       SOLE                    82798        0        0
ABBOTT LABS                    COM              002824100     7852   149218 SH       SOLE                   149218        0        0
AFLAC INC                      COM              001055102     3989    85461 SH       SOLE                    85461        0        0
ALLIANCE HOLDINGS GP LP        COM UNITS LP     01861g100      228     4580 SH       SOLE                     4580        0        0
ANADARKO PETE CORP             COM              032511107     5408    70449 SH       SOLE                    70449        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     7799   148047 SH       SOLE                   148047        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     4753   185513 SH       SOLE                   185513        0        0
BARD C R INC                   COM              067383109     6278    57146 SH       SOLE                    57146        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      356     4600 SH       SOLE                     4600        0        0
CHEVRON CORP NEW               COM              166764100     8136    79111 SH       SOLE                    79111        0        0
CHIMERA INVT CORP              COM              16934Q109      199    57410 SH       SOLE                    57410        0        0
CISCO SYS INC                  COM              17275r102     4010   256906 SH       SOLE                   256906        0        0
CYTORI THERAPEUTICS INC        COM              23283k105      160    33500 SH       SOLE                    33500        0        0
DARDEN RESTAURANTS INC         COM              237194105     6763   135914 SH       SOLE                   135914        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104      128    11550 SH       SOLE                    11550        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      378    10879 SH       SOLE                    10879        0        0
EMERSON ELEC CO                COM              291011104     8425   149780 SH       SOLE                   149780        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      286     6624 SH       SOLE                     6624        0        0
EXXON MOBIL CORP               COM              30231G102     8994   110523 SH       SOLE                   110523        0        0
FOOT LOCKER INC                COM              344849104      252    10585 SH       SOLE                    10585        0        0
GENERAL ELECTRIC CO            COM              369604103     8128   430969 SH       SOLE                   430969        0        0
HALLIBURTON CO                 COM              406216101    12983   254570 SH       SOLE                   254570        0        0
HOME DEPOT INC                 COM              437076102     8687   239836 SH       SOLE                   239836        0        0
INTEL CORP                     COM              458140100     7132   321831 SH       SOLE                   321831        0        0
INVESCO LTD                    SHS              g491bt108     5999   256354 SH       SOLE                   256354        0        0
JPMORGAN CHASE & CO            COM              46625H100     6361   155373 SH       SOLE                   155373        0        0
KOHLS CORP                     COM              500255104     5806   116091 SH       SOLE                   116091        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100      283     7252 SH       SOLE                     7252        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      367     7608 SH       SOLE                     7608        0        0
MICROSOFT CORP                 COM              594918104     5990   230370 SH       SOLE                   230370        0        0
NORFOLK SOUTHERN CORP          COM              655844108     8217   109656 SH       SOLE                   109656        0        0
ORACLE CORP                    COM              68389X105     9538   289829 SH       SOLE                   289829        0        0
PEPSICO INC                    COM              713448108     7638   108441 SH       SOLE                   108441        0        0
PHILIP MORRIS INTL INC         COM              718172109      200     3000 SH       SOLE                     3000        0        0
PROCTER & GAMBLE CO            COM              742718109     8267   130053 SH       SOLE                   130053        0        0
QUALCOMM INC                   COM              747525103     8075   142187 SH       SOLE                   142187        0        0
RAYTHEON CO                    COM NEW          755111507     6388   128154 SH       SOLE                   128154        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     7960   483892 SH       SOLE                   483892        0        0
SEADRILL LIMITED               SHS              g7945e105      488    13820 SH       SOLE                    13820        0        0
SEMPRA ENERGY                  COM              816851109     4164    78738 SH       SOLE                    78738        0        0
ST JUDE MED INC                COM              790849103     3317    69572 SH       SOLE                    69572        0        0
STAPLES INC                    COM              855030102     4912   310857 SH       SOLE                   310857        0        0
STATE STR CORP                 COM              857477103     8785   194830 SH       SOLE                   194830        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    10421   117742 SH       SOLE                   117742        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    11425   221496 SH       SOLE                   221496        0        0
US BANCORP DEL                 COM NEW          902973304     4561   178781 SH       SOLE                   178781        0        0
WAL MART STORES INC            COM              931142103     7644   143847 SH       SOLE                   143847        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104      250     7047 SH       SOLE                     7047        0        0